Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 16,215	$ 15,089
Impairment of long-lived assets	8,563		$ 7,804
Tangible asset impairment charges	17,564	7,697	12,343
Accounts payable for outsourcing	2,117	2,241
Sale of properties, equipment and restaurant businesses	107,867	71,712	14,332
Advances related to pending sales of property and equipment and restaurant businesses		34,341
Company-Operated Franchise [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	130,277	117,250	122,920
Franchisee [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 46,536	$ 36,374	$ 35,131
Internal Used Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	12 years
Forecast [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred income				$ 5,000